Schedule of Property Plant and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Computer software costs, net	$ 996,512	$ 394,090
Office Equipment and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Computer software	577,594	363,167
Less: accumulated amortization	148,083	22,284
Computer software costs, net	429,511	340,883
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Computer software	190,787	98,632
Less: accumulated amortization	112,455	84,542
Computer software costs, net	78,332	14,090
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Computer software	554,893	80,155
Less: accumulated amortization	56,224	41,038
Computer software costs, net	$ 488,669	$ 39,117